Related party transactions - Related Party Payable Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Long-term debt due to related parties	$ 238		$ 238		$ 239
Amounts due to related parties - current	11		11		19
Total related party liabilities	249		$ 249		$ 258
Related party loans payable
Related Party Transaction [Line Items]
Interest rate on related party payable			4.50%
Interest expense on related party payable	$ 3	$ 3	$ 7	$ 7